Ascendant Deep Value Convertibles Fund
FUND SUMMARY: Ascendant Deep Value Convertibles Fund
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ascendant Deep Value Convertibles Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ascendant Deep Value Convertibles Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.58%	1.63%	1.63%
Acquired Fund Fees and Expenses	[1]	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		3.26%	4.06%	3.06%
Fee Waiver / Reimbursement	[2]	(0.58%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.68%	3.43%	2.43%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.40%, 3.15%, and 2.15% of the Fund's average daily net assets attributable to Class A, Class C, and Class I shares, respectively; subject to possible recoupment in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the forgoing expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Ascendant Deep Value Convertibles Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	831	1,470	2,132	3,892
Class C Shares	346	1,178	2,026	4,218
Class I Shares	246	886	1,551	3,330

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 540% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The Fund invests in a diversified portfolio of convertible securities that the adviser believes are undervalued. The securities in the portfolio may be issued by U.S. or foreign companies, without restriction as to issuer country, market capitalization or maturity. The securities are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds.” Such securities are considered speculative investments that carry greater risk of default. The Fund invests in income-producing securities, including convertible securities and other fixed income securities such as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government, its agencies or instrumentalities. Derivative investments (options) may be used by the adviser for hedging purposes or for speculative purposes. The Fund may sell securities short, write options, or leverage its assets through borrowings for investment purposes.

The adviser will select securities for the Fund based upon its determination that the securities are attractively valued based upon one or more of several factors such as: the credit quality of the underlying company, the yield to maturity/put, the equity sensitivity of the security, and the relative attractiveness of the underlying equity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities. Equity markets can be volatile. In other words, the prices of convertible securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Derivatives Risk. The Fund may use derivatives (including options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks or convertible securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific security or issuer can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Leverage Risk. Using derivatives for hedging purposes and borrowing for investment purposes creates leverage, which can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Portfolio Turnover Risk. The Fund’s high portfolio turnover may increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Other investment companies, including mutual funds and exchange-traded funds (“Underlying Funds’), are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund.

• Value Investing Risk. The adviser’s assessment of a convertible bond’s intrinsic value may never be fully recognized or realized by the market, and a convertible security judged to be undervalued may actually be appropriately priced or its price may move in the wrong direction.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I and Class C shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Effective January 27, 2014, the investment strategy and name of the Fund changed. Performance prior to that date reflects the prior investment strategy. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)	[1]

Best Quarter:	1st Quarter 2013	11.12%
Worst Quarter:	4th Quarter 2014	(3.77)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Ascendant Deep Value Convertibles Fund	Label	One Year	5 Years	Since Inception	Inception Date
Class A Shares	Return before taxes	(4.60%)	2.22%	4.44%	Oct. 05, 2011
Class A Shares | Return after taxes on distributions		(4.60%)	1.25%	3.43%
Class A Shares | Return after taxes on distributions and sale of Fund shares		(2.60%)	1.35%	3.06%
Class C Shares	Return before taxes	0.51%	2.71%	4.92%	Oct. 05, 2011
Class I Shares	Return before taxes	1.46%	3.68%	5.93%	Oct. 05, 2011
Merrill Lynch Yield Alternatives Index (reflects no deduction for fees, expenses or taxes)		9.96%	4.99%	5.24%
S&P's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		13.03%	14.78%	16.30%
Dow Jones US Select Dividend Total Return Index (reflects no deduction for fees, expenses or taxes)		21.98%	14.64%	16.51%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

Return for each index shown do not reflect a deduction for any fees, charges or expenses. Investors cannot invest directly in an index.

The Merrill Lynch Yield Alternatives Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy.

The S&P’s Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P Mid-Cap 400, and the S&P Small-Cap 600 to cover approximately 90% of the U.S. market capitalization.

The Dow Jones U.S. Select Dividend Total Return Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. This supplemental index has been added to reflect changes to the Fund’s investment strategy.

Ascendant Tactical Yield Fund
FUND SUMMARY: Ascendant Tactical Yield Fund
Investment Objective:
The Fund seeks capital preservation
with a secondary objective of total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ascendant Tactical Yield Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ascendant Tactical Yield Fund		Class A Shares	Class I Shares
Management Fees		1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	none
Expense Recapture
Other Expenses		0.66%	0.65%
Acquired Fund Fees and Expenses	[1],[2]	0.54%	0.54%
Total Annual Fund Operating Expenses		2.65%	2.39%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights when published because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.25% and 2.00% of the Fund's average daily net assets attributable to Class A and Class I shares, respectively; subject to possible recoupment in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the forgoing expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Ascendant Tactical Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	828	1,351	1,899	3,387
Class I Shares	242	745	1,275	2,726

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 1676% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund allocates its assets primarily to mutual funds that invest in different segments of the fixed income market of any maturity including high yield (commonly known as “junk bonds”), U.S. Government and Agency debt securities, foreign government debt securities, investment grade U.S. corporate debt securities, floating rate instruments, municipal bonds, convertible bonds and money market funds (“Underlying Funds”). The Fund may invest in other mutual funds managed by the Fund’s investment adviser. The Fund’s investment adviser delegates execution of the Fund’s investment strategy to Asset One LLC. (“Asset One” or the “Sub-Adviser”). The Fund may also use swaps in order to gain exposure to the returns of certain Underlying Funds.

The Sub-Adviser monitors technical market indicator signals, market conditions and the predicted economic environment in determining how to allocate the Fund’s assets. The Sub-Adviser selects funds that are top performers in their sector which show relative strength with projected continued performance. The Sub-Adviser also considers an Underlying Fund’s portfolio liquidity, line(s) of credit, trading limitations, asset size and adherence to the fund’s investment objective when selecting funds for investment.

The Fund may invest in “short” or “inverse” mutual funds to hedge other portfolio exposures. Such short or inverse mutual funds are designed to rise in price when stock prices are falling but may limit the Fund’s participation in overall market-wide gains.

In seeking to fulfill the Fund’s investment objective, the Sub-Adviser may engage in frequent trading of the Fund’s portfolio securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer securities and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High Yield (“Junk Bond”) Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Management Risk. The Sub-Adviser’s judgments about the attractiveness of an investment may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s investment skills may prove incorrect. Given the Fund’s primary investment objective is capital preservation, the Fund may underperform other fixed income funds in robust markets.

• Municipal Securities Risk. Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. Changes in the financial condition of one or more municipal issuers may affect the overall municipal securities market.

• Portfolio Turnover Risk. The Fund’s high portfolio turnover may increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. The Fund’s use of swaps may create leverage which will magnify the Fund’s gains or losses.

• Underlying Funds Risk. Other mutual funds are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund. The Adviser may receive management or other fees from the affiliated funds (“Affiliated Funds”) in which the Fund may invest. It is possible that a conflict of interest among the Fund and the Affiliated Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Affiliated Funds. Inverse mutual funds are designed to rise in price when stock prices are falling. Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for Class I and Class C shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Effective January 27, 2014, the investment strategy and name of the Fund changed. Performance prior to that date reflects the prior investment strategy. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)	[1]

Best Quarter:	4th Quarter 2016	2.25%
Worst Quarter:	1st Quarter 2016	(0.63)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Ascendant Tactical Yield Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	(1.48%)	(3.59%)	May 08, 2015
Class A Shares | Return after taxes on distributions		(2.04%)	(3.92%)
Class A Shares | Return after taxes on distributions and sale of Fund shares		(0.84%)	(2.87%)
Class I Shares	Return before taxes	4.73%	0.20%	May 08, 2015
Bloomberg Capital U.S Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	1.43%
Bloomberg Capital U.S. Treasury Bond 1-3 Year Term Index (reflects no deduction for fees, expenses or taxes)		0.86%	0.51%
Bloomberg High Yield Ba/B 3% Issuer Constrained Index (reflects no deduction for fees, expenses or taxes)		14.14%	4.07%
Ascendant Tactical Yield Fund Blend		5.77%	2.04%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

Return for each index shown do not reflect a deduction for any fees, charges or expenses. Investors cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Barclays Capital U.S. Treasury Bond 1-3 Year Term Index measures the performance of government bonds issued by the U.S. Treasury.

Barclays High Yield Ba/B 3% Issuer Constrained Index is an issuer-constrained version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds rated Ba/B. The index limits the maximum exposure to any one issuer to 3%.

Ascendant Tactical Yield Fund Blend represents a blend of 1/3 Barclays Capital U.S. Aggregate Bond Index, 1/3 Baclays Capital U.S. Treasury Bond 1-3 Year Term Index and 1/3 Barclays High Yield Ba/B 3% Issuer Constrained Index.

[1]	The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.